TRANSACTIONS - Sale of Argentina assets and discontinued operation - Narratives (Details)				12 Months Ended
	Jan. 01, 2026 $ / shares	Jul. 19, 2024 CAD ($)	Jul. 19, 2024 USD ($) $ / shares shares	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	May 15, 2025 CAD ($)
TRANSACTIONS
Carrying amount of Laguna Salada NSR, Huemul NSR and Huemul Buy-back Option						$ 1,936,944
Net cash used in operating activities				$ 12,807,082	$ 10,281,159
Net cash provided by investing activities				(20,952,517)	(32,037,006)
Effects of exchange rate changes on cash				$ (93,422)	78,549
Ontario Inc., (Discontinued Operation)
TRANSACTIONS
Common shares received (in $)		$ 13,727,000	$ 10,000,000
Common shares received (in shares) | shares			2,000,000
Common shares received, price per share (in $ per share) | $ / shares			$ 5
Minimum Top Up price per shares (if listing share is less than $US 5.00 per share) | $ / shares			$ 4
Contingent consideration duration, beyond which company is entitled for additional common shares of Buyer (in months)		12 months	12 months
Carrying amount of Laguna Salada NSR, Huemul NSR and Huemul Buy-back Option			$ 0
Net cash used in operating activities					34,342
Net cash provided by investing activities					6,118
Effects of exchange rate changes on cash					$ 997
Ontario Inc., (Discontinued Operation) | Completion of Public listing
TRANSACTIONS
Additional common shares received, price per share (in $ per share) | $ / shares	$ 4
Ontario Inc., (Discontinued Operation) | Laguna Salada project
TRANSACTIONS
Royalty (NSR %) receive as consideration			2.00%
Royalty (NSR %) retained by the Buyer			1.00%
Royalty exercisable period retained by the Buyer (in years)		7 years	7 years
Royalty amount retained by the Buyer			$ 2,500,000
Ontario Inc., (Discontinued Operation) | Huemul project ("Huemul NSR")
TRANSACTIONS
Royalty (NSR %) receive as consideration			1.00%